VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

May 28, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE: Voya Funds Trust

(File Nos. 333-59745; 811-08895)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 118 (the "Amendment") to the Registration Statement of Voya Funds Trust (the "Registrant"). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), as amended, and shall become effective on July 31, 2021. The Registrant is filing the Amendment for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

/s/ Paul A. Caldarelli

_________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza Ropes & Gray LLP